Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Costs

The following summarizes the components of our stock-based compensation expense under the Stock Plan and the Danaher Plans ($ in millions):

	Three Months Ended
	March 31, 2017	April 1, 2016
Stock Awards:
Pretax compensation expense	$7.4	$7.1
Income tax benefit	(2.5)	(2.3)

Stock Award expense, net of income taxes	4.9	4.8

Stock options:
Pretax compensation expense	4.6	4.4
Income tax benefit	(1.6)	(1.5)

Stock option expense, net of income taxes	3.0	2.9

Total stock-based compensation:
Pretax compensation expense	12.0	11.5
Income tax benefit	(4.1)	(3.8)

Total stock-based compensation expense, net of income taxes	$7.9	$7.7

The following summarizes the components of our stock-based compensation expense under the Stock Plan and the Danaher Plans for the years ended December 31 ($ in millions):

	2016	2015	2014
Stock Awards:
Pretax compensation expense	$28.1	$22.5	$19.3
Income tax benefit	(9.3)	(7.5)	(6.1)

Stock Award expense, net of income taxes	18.8	15.0	13.2

Stock options:
Pretax compensation expense	17.2	12.7	11.5
Income tax benefit	(5.8)	(4.3)	(3.8)

Stock option expense, net of income taxes	11.4	8.4	7.7

Total stock-based compensation:
Pretax compensation expense	45.3	35.2	30.8
Income tax benefit	(15.1)	(11.8)	(9.9)

Total stock-based compensation expense, net of income taxes	$30.2	$23.4	$20.9

The following summarizes aggregate intrinsic value, cash receipts and tax benefits realized related to stock option exercise activity under the Stock Plan and the Danaher Plans for the years ended December 31, 2016, 2015 and 2014 (in millions):

	2016	2015	2014
Aggregate intrinsic value of stock options exercised	$77.5	$73.4	$57.4
Cash receipts from stock options exercised(a)	$59.9	$51.2	$43.8
Tax benefit realized related to stock options exercised	$26.4	$23.4	$18.9

(a)	Cash receipts for periods prior to the Separation were recorded as an increase to Former Parent’s Investment and included $53.3 million in 2016, $51.2 million in 2015 and $43.8 million in 2014.

Schedule of Future Compensation

Stock Awards	$60.1
Stock options	54.9

Total unrecognized compensation cost	$115.0

The following summarizes the unrecognized compensation cost for the Stock Plan awards as of December 31, 2016. This compensation cost is expected to be recognized over a weighted average period of approximately three years, representing the remaining service period related to the awards. Future compensation amounts will be adjusted for any changes in estimated forfeitures ($ in millions):

Stock Awards	$43.3
Stock options	42.3

Total unrecognized compensation cost	$85.6

Schedule of Assumptions Used

Risk-free interest rate	1.95% - 2.26%
Weighted average volatility (a)	21.0%
Dividend yield	0.5%
Expected years until exercise	5.5 - 8.0

The following summarizes the assumptions used in the Black-Scholes model to value stock options granted under the Stock Plan and the Danaher Plans during the years ended December 31:

	2016	2015	2014
Risk-free interest rate	1.21% - 1.77%	1.6% - 2.2%	1.7% - 2.4%
Volatility (a)	24.3%	24.3%	22.4%
Dividend yield (b)	0.6%	0.6%	0.5%
Expected years until exercise	5.5 - 8.0	5.5 - 8.0	5.5 - 8.0

(a)	Weighted average volatility post-Separation was estimated based on an average historical stock price volatility of a group of peer companies given our limited trading history. Weighted average volatility for periods prior to the Separation was based on implied volatility from traded options on Danaher’s stock and the historical volatility of Danaher’s stock.
(b)	The dividend yield post-Separation is calculated by dividing our annual dividend, based on the most recent quarterly dividend rate, by Fortive’s closing stock price on the grant date. The dividend yields for periods prior to the Separation were calculated by dividing Danaher’s annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date.

Schedule of Stock Option Activity

The following summarizes option activity under the Stock Plan for the three months ended March 31, 2017 (in millions, except price per share and numbers of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2016	10.7	$33.23
Granted	1.8	57.26
Exercised	(0.3)	25.35
Canceled/forfeited	(0.1)	39.83

Outstanding as of March 31, 2017	12.1	$36.86	6.8	$282.3

Vested and expected to vest as of March 31, 2017 (a)	11.6	$36.40	6.7	$276.0
Vested as of March 31, 2017	5.3	$26.49	4.7	$180.4

(a)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

The following summarizes option activity under the Stock Plan and the Danaher Plans for the years ended December 31, 2016, 2015 and 2014 (in millions, except price per share and numbers of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2014	7.0	$41.81
Granted	0.8	77.63
Exercised	(1.3)	33.78
Canceled/forfeited	(0.2)	57.91

Outstanding as of December 31, 2014	6.3	47.66
Granted	0.9	87.96
Exercised	(1.2)	35.28
Canceled/forfeited	(0.2)	58.77

Outstanding as of December 31, 2015	5.8	56.00
Granted	1.8
Exercised	(1.6)
Canceled/forfeited	(0.8)
Aggregate impact of conversion related to the Separation (a)	5.5

Outstanding as of December 31, 2016	10.7	$33.23	6	$218.1

Vested and expected to vest as of December 31, 2016 (b)	10.6	$32.40	6	$213.9
Vested as of December 31, 2016	4.8	$24.79	4	$139.3

(a)	The “Aggregate impact of conversion related to the Separation” represents the additional stock options issued as a result of the Separation by applying the “concentration method” to convert employee options based on the ratio of the fair value of Danaher and Fortive common stock calculated using the closing prices as of July 1, 2016.
(b)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

Schedule of Stock Options by Exercise Price Range

Options outstanding as of December 31, 2016 are summarized below (in millions; except price per share and numbers of years):

	Outstanding			Vested
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$12.83 - $21.81	2.0	$17.25	2	2.0	$17.25
$21.82 - $26.43	1.9	24.97	5	1.5	24.85
$26.44 - $35.44	1.3	31.71	6	0.6	31.97
$35.45 - $40.12	1.4	37.84	7	0.4	38.08
$40.13 - $54.12	4.1	$43.74	9	0.3	$43.58

Total shares	10.7			4.8

Schedule of Stock Unit Activity

The following summarizes information related to unvested Stock Award activity under the Stock Plan for the three months ended March 31, 2017 (in millions; except price per share):

	Number of Stock Awards	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2016	2.2	$39.20
Granted	0.6	56.69
Vested	(0.4)	35.88

Unvested as of March 31, 2017	2.4	$43.83

The following summarizes information related to unvested Stock Award activity under the Stock Plan and the Danaher Plans for the years ended December 31, 2016, 2015 and 2014 (in millions; except price per share):

	Number of Stock Awards	Weighted Average Grant-Date Fair Value
Unvested as of January 1, 2014	1.3	$50.94
Granted	0.3	76.95
Vested	(0.4)	42.64
Forfeited	(0.1)	55.94

Unvested as of December 31, 2014	1.1	61.75
Granted	0.3	86.14
Vested	(0.2)	51.56
Forfeited	(0.1)	64.58

Unvested as of December 31, 2015	1.1	72.24
Granted	0.6
Vested	(0.4)
Forfeited	(0.3)
Aggregate impact of conversion related to the Separation (a)	1.2

Unvested as of December 31, 2016	2.2	$39.20

(a)	The “Aggregate impact of conversion related to the Separation” represents the additional Stock Awards issued as a result of the Separation by applying the “concentration method” to convert Stock Awards based on the ratio of the fair value of Danaher and Fortive common stock calculated using the closing prices as of July 1, 2016.